UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number 811-21260
                                                     ---------

                           CM Advisers Family of Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)


              805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


    Scott Van Den Berg, 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
    -------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 512-329-0050
                                                            ------------

                      Date of fiscal year end: February 28
                                               -----------

                   Date of reporting period: November 30, 2004
                                             -----------------

Item 1.  SCHEDULE OF INVESTMENTS

                                                          CM ADVISERS FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Shares                 Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 15.85%

Chemicals - 0.70%
    Great Lakes Chemical Corporation .........................................                     16,750              $    490,775
                                                                                                                       ------------

Closed-ended Funds - 0.45%
    Central Fund of Canada Ltd. ..............................................                     54,635                   314,151
                                                                                                                       ------------

Commercial Services - 0.10%
    CPI Corporation ..........................................................                      4,800                    67,920
                                                                                                                       ------------

Computers - 1.10%
    Imation Corp .............................................................                     21,500                   692,515
 (a)Maxwell Technologies, Inc. ...............................................                      7,340                    78,832
                                                                                                                       ------------
                                                                                                                            771,347
                                                                                                                       ------------
Electrical Components & Equipment - 0.59%
    Graham Corporation .......................................................                     31,500                   414,225
                                                                                                                       ------------

Engineering & Construction - 1.06%
 (a)Layne Christensen Company ................................................                     38,155                   740,207
                                                                                                                       ------------

Machinery - Construction & Mining - 0.82%
 (a)Astec Industries, Inc. ...................................................                     34,600                   575,744
                                                                                                                       ------------

Media - 0.44%
    The Reader's Digest Association Inc. .....................................                     21,475                   307,093
                                                                                                                       ------------

Metal Fabricate / Hardware - 2.87%
    Ampco - Pittsburgh Corporation ...........................................                      5,735                    77,250
 (a)NS Group, Inc. ...........................................................                     87,190                 1,932,130
                                                                                                                       ------------
                                                                                                                          2,009,380
                                                                                                                       ------------
Miscellaneous Manufacturing - 1.04%
    Eastman Kodak Company ....................................................                      7,930                   259,390
    Myers Industries, Inc. ...................................................                     32,703                   370,525
 (a)Peerless Manufacturing Co ................................................                      5,900                    88,205
    Trinity Industries, Inc. .................................................                        350                    12,373
                                                                                                                       ------------
                                                                                                                            730,493
                                                                                                                       ------------
Oil & Gas - 3.67%
    Helmerich & Payne, Inc. ..................................................                     34,500                 1,125,735
 (a)Transocean Inc. ..........................................................                     35,845                 1,443,478
                                                                                                                       ------------
                                                                                                                          2,569,213
                                                                                                                       ------------
Oil & Gas Services - 1.46%
    Tidewater Inc. ...........................................................                     30,175                 1,023,838
                                                                                                                       ------------



                                                                                                                        (Continued)

                                                          CM ADVISERS FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Shares                  Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Packaging & Containers - 1.20%
          Sonoco Products Company .............................................                    29,380              $    835,567
                                                                                                                       ------------

      Semiconductors - 0.11%
       (a)Parlex Corp. ........................................................                    12,734                    77,677
                                                                                                                       ------------

      Textiles - 0.24%
       (a)The Dixie Group, Inc. ...............................................                    10,350                   165,911
                                                                                                                       ------------

          Total Common Stocks (Cost $7,462,897) .........................................................                11,093,541
                                                                                                                       ------------

                                                                               Interest        Maturity
                                                               Principal         Rate            Date
                                                               ---------         ----            ----
U.S. GOVERNMENT OBLIGATIONS - 31.13%

      United States Treasury Bill ........................   $ 21,000,000        0.000%          04/21/05                20,812,134
      United States Treasury Note ........................      1,000,000        4.000%          02/15/14                   975,000


          Total U.S. Government Bonds (Cost $21,787,028) ................................................                21,787,134
                                                                                                                       ------------
CORPORATE BOND - 0.26%

      AAR Corporation .......................................     180,000        6.875%          12/15/07                   181,350
          (Cost $159,335)                                                                                              ------------

MONEY MARKET FUND - 52.27% ...................................................                   Shares
                                                                                                 ------

      Evergreen Institutional Treasury Money Market Fund Class I #497 .........                36,580,668                36,580,668
             (Cost $36,580,668)................................................                                        ------------

Total Value of Investments (Cost $65,989,928 (b)) .............................                     99.51%             $ 69,642,693
Other Assets Less Liabilities .................................................                      0.49%                  341,145
                                                                                                 --------              ------------
      Net Assets ..............................................................                    100.00%             $ 69,983,838
                                                                                                 ========              ============

      (a) Non-income producing investment .....................................

      (b) Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

          Aggregate gross unrealized appreciation ........................................................             $  3,665,342
          Aggregate gross unrealized depreciation ........................................................                  (12,577)
                                                                                                                       ------------
                      Net unrealized appreciation ........................................................             $  3,652,765
                                                                                                                       ============




Item 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



CM Advisers Family of Funds


By: (Signature and Title)       /s/ Arnold Van Den Berg
                                ________________________________
                                Arnold Van Den Berg
                                Trustee, Chairman, President and
                                Principal Executive Officer

Date: January 27, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



CM Advisers Family of Funds


By: (Signature and Title)     /s/ Arnold Van Den Berg
                              ________________________________
                              Arnold Van Den Berg
                              Trustee, Chairman, President and
                              Principal Executive Officer

Date: January 27, 2005





By:  (Signature and Title)    /s/ James D. Brilliant
                              ________________________________
                              James D. Brilliant
                              Trustee, Treasurer and Principal Financial Officer
                              CM Advisers Family of Funds

Date: January 27, 2005